    As filed with the Securities and Exchange Commission on June 5, 2001.

                                                              File No. 333-93319
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 4
                                 TO THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                  FORM N-8B-2

A.       Exact name of trust:  Separate Account VL I

B.       Name of depositor:  Hartford Life and Annuity Insurance Company

C.       Complete address of depositor's principal executive offices:

         P.O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty
         Hartford Life and Annuity Insurance Company
         P.O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485
         ___ on __________, 2001 pursuant to paragraph (b) of Rule 485
         _X_ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___ on __________, 2001 pursuant to paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus, including all financial statements therein, is incorporated in this Post-Effective Amendment No. 4, by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-93319), as filed on April 11, 2001 and effective on May 1, 2001.

A Supplement to the Prospectus, dated June __, 2001 is included in this Post-Effective Amendment.

                    STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
                             SEPARATE ACCOUNT VL I
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        SUPPLEMENT DATED ___________ TO THE PROSPECTUS DATED MAY 1, 2001

Under the section entitled "Charges and Deductions," under the sub-section entitled "Deductions from Account Value," the following paragraph is added at the end of the sub-section entitled "Surrender Charge":

    Surrender charges are not deducted if you add the Modification of Cash Surrender Value Endorsement at the time of purchase.

Under the section entitled "Your Policy," the following paragraph is added at the end of the sub-section entitled, "Other Benefits":

    MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three
    (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy. The No-Lapse Guarantee is a feature that helps prevent your policy from lapsing if you fall behind on your premium payments.

Under the section entitled "Lapse and Reinstatement," the following paragraph is added at the end of the sub-section entitled "No-Lapse Guarantee":

    The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-93319
HV-3090

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(2)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(3)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

     (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(4)

     (g)  Contracts of Reinsurance.(3)

     (h)  Form of Participation Agreement.(3)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.(5)

     (m)  Not Applicable.

     (n) Consent of Arthur Andersen LLP, Independent Public Accountants to be filed by Amendment.

     (o)  No financial statements are omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.

--------
  (1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on
         January 23, 1996.
  (2) Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-61267, on
         August 28, 1996.
  (3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.
  (4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.
  (5) Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 333-93319, on April 11, 2001.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 1.7.

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and the principal underwriter are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

     (b) HESCO acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
          Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
          Hartford Life and Annuity Insurance Company - Separate
          Account VL I
          Hartford Life and Annuity Insurance Company - Separate
          Account VL II
          Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (c)  Directors and Officers of HESCO

                                                   POSITIONS AND OFFICES
               NAME                                WITH UNDERWRITER
               ----                                ----------------
          David A. Carlson                 Vice President
          Peter W. Cummins                 Senior Vice President
          David T. Foy                     Treasurer
          J. Richard Garrett               Vice President
          George R. Jay                    Controller
          Robert A. Kerzner                Executive Vice President, Director
          Joseph F. Mahoney                Executive Vice President
          Thomas M. Marra                  President, Director
          Christine Hayer Repasy           Senior Vice President, General Counsel and
                                           Corporate Secretary, Director
          Lowndes A. Smith                 Chief Executive Officer
          John C. Walters                  Executive Vice President

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
          06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of the Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 5th day of June, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY SEPARATE ACCOUNT VL I
 (Registrant)

*By: David T. Foy                              *By: /s/ Marianne O'Doherty
    ---------------------------------------        ------------------------
     David T. Foy, Senior Vice President            Marianne O'Doherty
                                                    Attorney-In-Fact



HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY
 (Depositor)

*By: David T. Foy
    ---------------------------------------
     David T. Foy, Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,     By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,         ------------------------
     Director*                                         Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &              Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President,       Date: June 5, 2001
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-93319

                                  EXHIBIT INDEX


1.3 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.6    Copy of Power of Attorney.

1.7    Organizational Chart.